Offerings - Offering: 1	Oct. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,918,046
Maximum Aggregate Offering Price	$ 20,890,702.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,885.01
Rule 457(f)	true
Amount of Securities Received | shares	5,918,046
Value of Securities Received, Per Share	3.53
Value of Securities Received	$ 20,890,702.38
Fee Note MAOP	$ 20,890,702.38
Offering Note	(1) The number of shares of common stock, par value $0.01, of California Resources Corporation ("CRC" and, such shares, the "CRC Common Stock") being registered is based upon (i) an estimate of the maximum number of shares of common stock, par value $0.001 per share, of Berry Corporation (bry) ("Berry" and, such shares, the "Berry Common Stock") outstanding as of September 10, 2025, or issuable or expected to be exchanged in connection with the merger of Dornoch Merger Sub, LLC ("Merger Sub"), a direct, wholly-owned subsidiary of CRC, with and into Berry with Berry as the surviving corporation (the "Merger"), pursuant to the Agreement and Plan of Merger, dated as of September 14, 2025, by and among CRC, Berry and Merger Sub (the "Merger Agreement"), which collectively equal to 82,424,041, multiplied by (ii) the exchange ratio of 0.0718 shares of CRC Common Stock for each share of Berry Common Stock. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The maximum aggregate offering price is (i) the average of the high and low prices of Berry Common Stock as reported on the Nasdaq Global Select Market on October 13, 2025 ($3.53 per share) multiplied by (ii) the estimated maximum number of shares of Berry Common Stock to be converted in the merger (5,918,046 shares).